FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2025
EBP Japan
EBP, Investment, Fair Value and NAV [Line Items]
Summary Of Cash And Investments At Fair Value

	2025	2024
Asset Category	Level 1	Level 1
Cash	¥18,189,658	¥18,266,667
Investment in stocks	¥22,936,731,446	¥28,160,193,757